UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2011
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        February 10, 2012
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        81
                                             ----------------------------

Form 13F Information Table Value Total:      $ 195,915
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

          December 31,  2011


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
ALLOT COMMUNICATIONS LTD       COM      m0854q105      2,145    141,100  SH           Sole                   141,100
AMERICAN ELECTRIC POWER        COM      025537101      3,507     84,900  SH           Sole                    84,900
AMERICAN RAILCAR INDUSTRIES    COM      02916p103        380     15,900  SH           Sole                    15,900
APPLE COMPUTER INC COM         COM      037833100     11,577     28,585  SH           Sole                    28,585
ARM HOLDINGS-ADR               COM      042068106        949     34,280  SH           Sole                    34,280
BANCO BILBAO VIZCAYA-ADR       COM      05946k101      2,791    325,700  SH           Sole                   325,700
BANCO SANTANDER SA-ADR         COM      05964h105      1,507    200,400  SH           Sole                   200,400
BARCLAYS PLC-ADR               COM      06738e204      1,667    151,700  SH           Sole                   151,700
CALPINE CORP.                  COM      131347304      2,895    177,300  SH           Sole                   177,300
CAREFUSION CORP.               COM      14170t101      1,728     68,000  SH           Sole                    68,000
CHECK POINT SOFTWARE           COM      m22465104      1,240     23,600  SH           Sole                    23,600
CHICAGO BRIDGE & IRON-NY
   SHR                         COM      167250109      2,752     72,800  SH           Sole                    72,800
CISCO SYS INC COM              COM      17275R102      3,604    199,350  SH           Sole                   199,350
CLEAN ENERGY FUELS CORP        COM      184499101        146     11,700  SH           Sole                    11,700
CLEAN HARBORS, INC.            COM      184496107      1,670     26,200  SH           Sole                    26,200
CMS ENERGY CORP.               COM      125896100      4,193    189,900  SH           Sole                   189,900
COCA COLA CO COM               COM      191216100      4,634     66,225  SH           Sole                    66,225
COSTCO WHOLESALE CORP          COM      22160k105      2,158     25,900  SH           Sole                    25,900
CREDIT SUISSE GROUP-ADR        COM      225401108      1,768     75,300  SH           Sole                    75,300
DEUTSCHE BANK AG               COM      d18190898      2,408     63,600  SH           Sole                    63,600
EATON CORP                     COM      278058102      2,729     62,700  SH           Sole                    62,700
EDISON INTERNATIONAL           COM      281020107      3,589     86,700  SH           Sole                    86,700
EMC CORPORATION                COM      268648102      1,591     73,850  SH           Sole                    73,850
ENBRIDGE INC.                  COM      29250n105      5,518    147,500  SH           Sole                   147,500
ENERGY XXI BERMUDA             COM      g10082140        414     13,000  SH           Sole                    13,000
ENSCO PLC- SPON ADR            COM      29358q109      2,590     55,200  SH           Sole                    55,200
FIRST NIAGARA FINANCIAL CORP.  COM      33582v108      2,018    233,800  SH           Sole                   233,800
FORD MOTOR CO.                 COM      345370860        920     85,500  SH           Sole                    85,500
FORTUNE BRANDS HOME  &
   SECURITY                    COM      34964c106      4,189    246,000  SH           Sole                   246,000
GENERAL MILLS, INC.            COM      370334104      1,157     28,640  SH           Sole                    28,640
GREENLIGHT CAPITAL RE LTD-A    COM      g4095j109      4,592    194,005  SH           Sole                   194,005
HCA, INC.                      COM      40412c101      1,895     86,000  SH           Sole                    86,000
HECKMANN CORP.                 COM      422680108         78     11,700  SH           Sole                    11,700
HOME DEPOT INC.                COM      437076102      4,956    117,895  SH           Sole                   117,895
JOHNSON & JOHNSON              COM      478160104      3,889     59,300  SH           Sole                    59,300
KANSAS CITY SOUTHERN           COM      485170302      3,407     50,100  SH           Sole                    50,100
KB HOME                        COM      48666k109      1,775    264,100  SH           Sole                   264,100
KINDER MORGAN, INC.            COM      49456b101      6,701    208,300  SH           Sole                   208,300
LENNAR CORP.                   COM      526057104      3,677    187,100  SH           Sole                   187,100
LIMITED BRANDS INC.            COM      532716107        323      8,000  SH           Sole                     8,000
LLOYDS BANKING GROUP-ADR       COM      539439109        729    464,200  SH           Sole                   464,200
M/I HOME INC.                  COM      55305b101      1,639    170,700  SH           Sole                   170,700
MARKET VECTORS GOLD MINERS     COM      57060u100        915     17,800  SH           Sole                    17,800
MCDONALD'S CORPORATION         COM      580135101      1,354     13,500  SH           Sole                    13,500
MERITAGE HOMES CORP.           COM      59001a102      2,952    127,300  SH           Sole                   127,300
NATIONAL FUEL GAS CO.          COM      636180101        428      7,700  SH           Sole                     7,700
NATIONAL GRID PLC-ADR          COM      636274300     10,686    220,420  SH           Sole                   220,420
NOBLE CORP.                    COM      h5833n103        680     22,500  SH           Sole                    22,500
NUCOR CORP.                    COM      670346105      2,279     57,600  SH           Sole                    57,600
NV ENERGY INC.                 COM      67073y106      5,149    314,910  SH           Sole                   314,910
NVR INC.                       COM      62944t105      3,499      5,100  SH           Sole                     5,100
OCZ TECHNOLOGY GROUP INC.      COM      67086e303      1,993    301,500  SH           Sole                   301,500
OGE ENERGY CORP.               COM      670837103      5,162     91,020  SH           Sole                    91,020
PANERA BREAD CO.               COM      69840w108        835      5,900  SH           Sole                     5,900
PEPSICO INC.                   COM      713448108      3,623     54,600  SH           Sole                    54,600
PULTE CORP.                    COM      745867101      4,719    747,850  SH           Sole                   747,850
QEP RESOURCES INC.             COM      74733v100        211      7,200  SH           Sole                     7,200
QUALCOMM INC.                  COM      747525103      5,498    100,515  SH           Sole                   100,515
RIVERBED TECHNOLOGY            COM      768573107        355     15,100  SH           Sole                    15,100
ROWAN COMPANIES INC            COM      779382100        637     21,000  SH           Sole                    21,000
ROYAL BANK OF SCOTLAND-ADR     COM      780097689        327     51,300  SH           Sole                    51,300
SANDISK CORP.                  COM      80004c101        935     19,000  SH           Sole                    19,000
SLM CORP.                      COM      78442p106      4,683    349,450  SH           Sole                   349,450
SPDR GOLD TRUST                COM      78463v107      1,414      9,300  SH           Sole                     9,300
STARBUCKS CORP.                COM      855244109      3,745     81,400  SH           Sole                    81,400
STARWOOD HOTELS & RESORTS      COM      85590a401      1,334     27,800  SH           Sole                    27,800
TENET HEALTHCARE               COM      88033g100      3,553    692,515  SH           Sole                   692,515
TOLL BROTHERS INC.             COM      889478103      3,398    166,400  SH           Sole                   166,400
UNITED HEALTHCARE CORP         COM      91324p102      2,711     53,500  SH           Sole                    53,500
VERIZON COMMUNICATIONS         COM      92343v104      1,577     39,305  SH           Sole                    39,305
WASTE CONNECTIONS INC.         COM      941053100      1,302     39,300  SH           Sole                    39,300
WESCO AIRCRAFT HOLDINGS INC.   COM      950814103        438     31,300  SH           Sole                    31,300
WESTPORT INNOVATIONS INC.      COM      960908309        432     13,000  SH           Sole                    13,000
WHOLE FOODS MARKET, INC.       COM      966837106      3,347     48,100  SH           Sole                    48,100
WISCONSIN ENERGY CORP.         COM      976657106        272      7,780  SH           Sole                     7,780
DMND PUTS 3/17/2012 40         PUT      dmnd 1203        431        395  SH     PUT   Sole                       395
GMCR PUTS 3/17/2012 45         PUT      gmcr 1203        822      1,285  SH     PUT   Sole                     1,285
IBN PUTS 1/21/2012 35          PUT      ibn 12012        522        600  SH     PUT   Sole                       600
AAPL CALLS 1/21/2012 420       CALL     aapl 1201        307        585  SH     CALL  Sole                       585
AAPL CALLS 3/17/2012 385       CALL     aapl 1203        479        135  SH     CALL  Sole                       135
UNH CALLS 1/21/2012 48         CALL     unh 12012        816      2,590  SH     CALL  Sole                     2,590




REPORT SUMMARY     81     DATA RECORDS     195,915          1     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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